Convertible Notes Payable (Details) - USD ($)				3 Months Ended		9 Months Ended		12 Months Ended
	May 05, 2021	Dec. 10, 2020	Dec. 04, 2019	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	May 31, 2021	Mar. 01, 2021	Feb. 04, 2021	Dec. 18, 2020
Debt Instrument [Line Items]
Fair value of the embedded derivative								$ 2,817,000
2020 Convertible Promissory Notes
Debt Instrument [Line Items]
Principal amount		$ 5,125,000									$ 4,875,000	$ 4,875,000	$ 5,125,000
Minimum proceeds from issuance of debt to deem the transaction as qualified financing		$ 20,000,000
Debt conversion shares	1,007,965
Unsecured convertible promissory notes conversion, discount rate (in percent)		30.00%
Unsecured convertible promissory notes, conversion ratio		1.3
Interest rate		8.00%											8.00%
Fair value of the embedded derivative		$ 5,497,000											$ 5,497,000
Convertible note payable								5,139,836		$ 10,228,000
Interest expense				$ 0		$ 210,000		$ 14,836
Debt discount		$ 5,125,000
2020 Convertible Promissory Notes | Series A-1 preferred stock
Debt Instrument [Line Items]
Conversion price per share		$ 2.34881
2019 Convertible Promissory Notes
Debt Instrument [Line Items]
Principal amount			$ 3,000,000
Minimum proceeds from issuance of debt to deem the transaction as qualified financing			$ 10,000,000
Debt conversion shares			254,899
Unsecured convertible promissory notes conversion, discount rate (in percent)			30.00%
Unsecured convertible promissory notes, conversion ratio			1.3
Interest rate			5.00%					5.00%
Amount of principal, interest and fair value transferred to mezzanine equity			$ 3,647,000
Discount percentage			30.00%
Convertible note payable								$ 3,612,035	$ 3,010,274
Interest expense				$ 0	$ 38,000	$ 53,000	$ 112,000	$ 150,000	$ 10,274
2019 Convertible Promissory Notes | Series A-1 preferred stock
Debt Instrument [Line Items]
Conversion price per share			$ 2.34881